SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The table below shows summarized financial information by segment for continuing operations for the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011:

	2013	2012	2011
Golf and Country Clubs
Revenues	$628,623	$586,083	$555,687
Adjusted EBITDA	180,358	168,594	156,001
Total Assets	1,254,988	1,222,966
Capital Expenditures	47,546	47,283	48,326

Business, Sports and Alumni Clubs
Revenues	$180,430	$174,344	$171,545
Adjusted EBITDA	34,500	34,255	32,673
Total Assets	90,078	79,678
Capital Expenditures	18,641	14,198	10,564

Other
Revenues	$13,512	$1,817	$1,236
Adjusted EBITDA	(37,504)	(36,660)	(31,501)
Total Assets	391,151	417,903
Capital Expenditures	5,428	3,766	4,253

Elimination of intersegment revenues and segment reporting adjustments	$(7,485)	$(7,300)	$(8,506)

Total
Revenues	$815,080	$754,944	$719,962
Adjusted EBITDA	177,354	166,189	157,173
Total Assets	1,736,217	1,720,547
Capital Expenditures	71,615	65,247	63,143

The following table presents revenue and long-lived assets by geographical region, excluding financial instruments. Foreign operations are primarily located in Mexico.

	2013	2012	2011
Revenues
United States	$808,208	$748,124	712,636
All Foreign	6,872	6,820	7,326
Total	$815,080	$754,944	$719,962

	2013	2012
Long-Lived Assets
United States	$1,517,823	$1,505,389
All Foreign	26,717	27,203
Total	$1,544,540	$1,532,592

The table below provides a reconciliation of our net loss to Adjusted EBITDA for the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011:

	Fiscal Years Ended
	December 31, 2013	December 25, 2012	December 27, 2011
Net loss	$(40,680)	$(26,992)	$(35,622)
Interest expense	83,669	89,369	84,746
Income tax expense (benefit)	1,681	(7,528)	(16,421)
Interest and investment income	(345)	(1,212)	(138)
Depreciation and amortization	72,073	78,286	93,035
EBITDA	$116,398	$131,923	$125,600
Impairments, disposition of assets and loss from discontinued operations (1)	14,514	26,604	11,030
Loss on extinguishment of debt (2)	16,856	—	—
Non-cash adjustments (3)	3,929	1,865	(37)
Other adjustments (4)	10,134	3,237	15,574
Equity-based compensation expense (5)	14,217	—	—
Acquisition adjustment (6)	1,306	2,560	5,006
Adjusted EBITDA	$177,354	$166,189	$157,173
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(1)	Includes non-cash impairment charges related to: liquor licenses, property and equipment, equity method investments, mineral rights, loss on disposals of assets and net loss from discontinued clubs.

(2)    Includes loss on extinguishment of debt calculated in accordance with GAAP.

(3)
Includes non-cash items related to purchase accounting associated with the acquisition of CCI in 2006 by affiliates of KSL, expense recognized for our long-term incentive plan related to fiscal years 2011 through 2013 and non-cash income related to mineral lease and surface rights agreements.

(4)
Represents adjustments permitted by the credit agreement governing the Secured Credit Facilities including cash distributions from equity method investments less earnings of said investments, income or loss attributable to non-controlling equity interests of continuing operations, franchise taxes, adjustments to accruals for unclaimed property settlements, acquisition costs, debt amendment costs, other charges incurred in connection with the ClubCorp Formation and management fees, termination fee and expenses paid to an affiliate of KSL.

(5)	Includes equity-based compensation expense, calculated in accordance with GAAP, related to awards held by certain employees, executives and directors.

(6)
Represents estimated deferred revenue using current membership life estimates related to initiation payments that would have been recognized in the applicable period but for the application of purchase accounting in connection with the acquisition of CCI in 2006.

Adjusted EBITDA is not determined in accordance with GAAP and should not be considered as an alternative to, or more meaningful than, operating income or net income (as determined in accordance with GAAP) as a measure of our operating results or net cash provided by operating activities (as determined in accordance with GAAP) as a measure of our cash flows or ability to fund our cash needs. Our measurement of Adjusted EBITDA may not be comparable to similarly titled measures reported by other companies.